Material Loss or Profit - Summary of Material Loss or Profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Loss [Abstract]
Leases (2017 and 2018: operating leases)	$ 9,449,000	$ 19,244,000	$ 18,162,000
Research and development costs expensed	66,024,000	12,455,000	5,102,000
Loss/(Gain) on disposal of non-current assets	(144,000)	1,028,000	42,000
Amortization—Intangible assets	85,055,000	$ 16,199,000	7,332,000
Right of use assets depreciation	19,564,000
Transaction related legal and advisory expenses	15,374,000		680,000
Change in fair value of put and call option liabilities	(43,247,000)		$ 3,300,000
Change in fair value of acquisition related consideration	$ 21,526,000